UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-02383

                        ALLIANCEBERNSTEIN BOND FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2005

                   Date of reporting period: December 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2004  (unaudited)

                                                                   Principal
                                                                      Amount
                                                                       (000)        U.S. $ Value
------------------------------------------------------------------------------------------------
CORPORATE DEBT OBLIGATIONS-93.2%
Aerospace/Defense-0.6%
       Goodrich Corp.
       7.10%, 11/15/27                                             $   5,000       $   5,480,565
                                                                                   --------------

Automotive-9.2%
       Ford Motor Co.
       7.45%, 7/16/31 *                                               15,000          15,086,070
       Ford Motor Credit Co.
       7.375%, 2/01/11 *                                              10,000          10,777,510
       7.875%, 6/15/10                                                10,000          11,017,600
       General Motors Acceptance Corp.
       6.75%, 12/01/14 *                                               5,000           5,006,835
       8.00%, 11/01/31 *                                              15,000          15,418,275
       General Motors Corp.
       8.375%, 7/15/33 *                                              17,500          18,131,452
       TRW Automotive
       9.375%, 2/15/13 *                                               2,967           3,441,720
       11.00%, 2/15/13                                                 1,076           1,296,580
                                                                                   --------------
                                                                                      80,176,042
                                                                                   --------------

Banking-8.8%
       CA Preferred Funding Trust
       7.00%, 1/30/49                                                 17,000          17,715,700
       Dime Capital Trust I
       Series A
       9.33%, 5/06/27                                                  9,028          10,242,085
       Dresdner Funding Trust I
       8.151%, 6/30/31 (a)                                            10,000          12,361,610
       Great Western Financial Trust II
       8.206%, 2/01/27                                                14,456          15,755,869
       HVB Funding Trust III
       9.00%, 10/22/31 (a)                                             4,000           5,283,296
       Mizuho Finance Group (Cayman Islands)
       8.375%, 4/27/09                                                14,000          15,342,600
                                                                                   --------------
                                                                                      76,701,160
                                                                                   --------------

Broadcasting/Media-3.8%
       News America, Inc.
       6.20%, 12/15/34 (a)                                            15,000          15,202,755
       Time Warner, Inc.
       7.625%, 4/15/31 *                                               5,000           6,048,805
       7.70%, 5/01/32 *                                               10,000          12,231,180
                                                                                   --------------
                                                                                      33,482,740
                                                                                   --------------

Building/Real Estate-5.4%
       Colonial Properties Trust
       6.25%, 6/15/14                                                 10,000          10,512,090
       D.R. Horton, Inc.
       4.875%, 1/15/10                                                 5,000           4,975,000
       6.875%, 5/01/13                                                 7,000           7,577,500
       KB HOME
       5.875%, 1/15/15                                                 5,000           4,950,000
       7.75%, 2/01/10                                                  2,775           3,003,938
       Pulte Homes, Inc.
       6.375%, 5/15/33                                                 5,000           4,954,310
       The Ryland Group, Inc.
       9.75%, 9/01/10                                                  9,939          10,808,662
                                                                                   --------------
                                                                                      46,781,500
                                                                                   --------------

Cable-4.6%
       AT&T  Broadband Corp.
       9.455%, 11/15/22 (b)                                        $  20,420       $  28,241,922
       CSC Holdings, Inc.
       6.75%, 4/15/12 (a)*                                             1,005           1,035,150
       Insight Midwest LP
       9.75%, 10/01/09                                                 2,000           2,095,000
       Rogers Cable, Inc. (Canada)
       5.50%, 3/15/14                                                  9,500           8,953,750
                                                                                   --------------
                                                                                      40,325,822
                                                                                   --------------

Communications-9.9%
       British Telecommunications Plc (United Kingdom)
       8.875%, 12/15/30                                               13,000          17,407,273
       Deutsche Telekom International Finance BV (Netherlands)
       8.75%, 6/15/30 *                                               10,000          13,204,580
       Eircom Funding (Ireland)
       8.25%, 8/15/13                                                  1,340           1,480,700
       SBC Communications, Inc.
       5.10%, 9/15/14                                                 10,000          10,092,940
       Sprint Capital Corp.
       8.75%, 3/15/32 *                                               18,000          23,981,562
       TCI Communications Financing III
       9.65%, 3/31/27                                                  5,000           5,782,730
       Telecom Italia Capital, SA (Luxembourg)
       4.00%, 1/15/10 (a)                                              5,000           4,902,440
       6.00%, 9/30/34 (a)*                                            10,000           9,776,550
                                                                                   --------------
                                                                                      86,628,775
                                                                                   --------------

Communications - Mobile-2.8%
       AT&T Wireless Services, Inc.
       8.125%, 5/01/12                                                11,500          13,901,706
       Nextel Communications, Inc.
       6.875%, 10/31/13 *                                              5,000           5,425,000
       PanAmSat Corp.
       9.00%, 8/15/14 (a)                                              5,000           5,581,250
                                                                                   --------------
                                                                                      24,907,956
                                                                                   --------------

Containers-0.7%
       Crown Euro Holdings, SA (France)
       9.50%, 3/01/11 *                                                5,225           5,956,500
                                                                                   --------------

Energy-3.2%
       Hilcorp Energy
       10.50%, 9/01/10 (a)                                             2,000           2,260,000
       Kerr-McGee Corp.
       7.875%, 9/15/31 *                                              21,000          25,717,881
                                                                                   --------------
                                                                                      27,977,881
                                                                                   --------------

Entertainment & Leisure-0.7%
       Universal City Development Partners
       11.75%, 4/01/10                                                 5,055           5,971,219
                                                                                   --------------

Financial-6.1%
       AFC Capital Trust I
       Series B
       8.207%, 2/03/27                                                 5,000           5,193,365
       CIT Group, Inc.
       Series MTN
       5.125%, 9/30/14 *                                              10,000          10,014,470
       Duke Capital LLC
       8.00%, 10/01/19                                                 9,000          10,983,051
       iStar Financial, Inc.
       6.00%, 12/15/10                                                 4,505           4,751,996
       Markel Corp.
       7.35%, 8/15/34                                                 10,000          10,866,860
       Transamerica Capital II
       7.65%, 12/01/26 (a)                                            10,000          11,238,960
                                                                                   --------------
                                                                                      53,048,702
                                                                                   --------------

Food & Beverages-0.9%
       Tengizchevroil LLP (Kazakhstan)
       6.124%, 11/15/14 (a)                                            8,200           8,220,500
                                                                                   --------------

Healthcare-1.2%
       Wellpoint, Inc.
       5.95%, 12/15/34 (a)                                         $  10,000       $  10,097,360
                                                                                   --------------

Hotel/Lodging-0.6%
       Intrawest Corp. (Canada)
       7.50%, 10/15/13                                                 5,000           5,318,750
                                                                                   --------------

Insurance-7.4%
       Crum & Forster Holdings Corp.
       10.375%, 6/15/13                                                1,935           2,157,525
       Liberty Mutual Group
       7.00%, 3/15/34 (a)                                             16,000          16,177,456
       Mangrove Bay PassThru Trust
       6.102%, 7/15/33 (a)                                            20,000          19,845,200
       North Front Pass Through Trust
       5.81%, 12/15/24 (a)                                             5,000           5,084,575
       Ohio Casualty Corp.
       7.30%, 6/15/14 *                                                6,650           7,156,703
       Zurich Capital Trust I
       8.376%, 6/01/37 (a)                                            12,500          14,034,550
                                                                                   --------------
                                                                                      64,456,009
                                                                                   --------------

Metals / Mining-0.3%
       International Steel Group, Inc.
       6.50%, 4/15/14                                                  2,565           2,750,963
                                                                                   --------------

Non-Air Transportation-0.7%
       CSX Corp.
       6.75%, 3/15/11                                                  5,622           6,292,637
                                                                                   --------------

Paper/Packaging-3.0%
       Georgia-Pacific Corp.
       9.375%, 2/01/13                                                 2,500           2,912,500
       Norske Skogindustrier ASA (Norway)
       7.125%, 10/15/33 (a)                                            3,460           3,775,884
       7.625%, 10/15/11 (a)*                                          10,000          11,450,860
       Owens-Brockway Glass Container
       8.875%, 2/15/09                                                 7,660           8,320,675
                                                                                   --------------
                                                                                      26,459,919
                                                                                   --------------

Petroleum Products-4.8%
       Amerada Hess Corp.
       7.125%, 3/15/33 *                                              11,000          12,095,182
       7.875%, 10/01/29                                               10,000          11,832,060
       Enterprise Products Operating LP
       6.65%, 10/15/34 (a)*                                            8,000           8,274,168
       Sea Gull Energy
       7.50%, 9/15/27                                                  8,000           9,354,440
                                                                                   --------------
                                                                                      41,555,850
                                                                                   --------------

Public Utilities - Electric & Gas-13.8%
       Appalachian Power Co.
       Series H
       5.95%, 5/15/33                                                  6,311           6,376,300
       AVA Capital Trust III
       6.50%, 4/01/34                                                 10,000          10,175,000
       Calenergy Co., Inc.
       8.48%, 9/15/28                                                 23,000          30,253,073
       CenterPoint Energy Resources Corp.
       Series B
       7.875%, 4/01/13                                                12,935          15,374,412
       Dominion Resources Capital Trust III
       8.40%, 1/15/31                                                 21,000          26,370,456
       Duke Capital LLC
       6.75%, 2/15/32                                                  6,000           6,529,248
       FirstEnergy Corp.
       7.375%, 11/15/31                                               19,480          22,245,848
       Potomac Edison Co.
       5.35%, 11/15/14 (a)                                             3,500           3,527,237
                                                                                   --------------
                                                                                     120,851,574
                                                                                   --------------

Public Utilities - Telephone-0.7%
       Verizon, Inc.
       Series F
       6.125%, 1/15/13                                             $   6,000       $   6,385,854
                                                                                   --------------

Publishing-0.5%
       Dex Media East LLC
       9.875%, 11/15/09                                                4,000           4,555,000
                                                                                   --------------

Services-0.3%
       Service Corp.
       6.00%, 12/15/05                                                   203             206,553
       Service Corporation International
       7.70%, 4/15/09                                                  2,500           2,700,000
                                                                                   --------------
                                                                                       2,906,553
                                                                                   --------------

Supermarket/Drug-2.6%
       Delhaize America, Inc.
       9.00%, 4/15/31 *                                                7,000           9,056,579
       Safeway, Inc.
       5.625%, 8/15/14                                                 5,500           5,674,674
       The Kroger Co.
       4.95%, 1/15/15                                                  8,250           8,185,122
                                                                                   --------------
                                                                                      22,916,375
                                                                                   --------------

Technology-0.6%
       Flextronics International, Ltd. (Singapore)
       6.50%, 5/15/13 *                                                4,940           5,063,500
                                                                                   --------------

       Total Corporate Debt Obligations
       (cost $760,668,459)                                                           815,269,706
                                                                                   --------------

PREFERRED STOCKS-5.7%
Banking-1.4%
       CoBank
       Series B (a)                                                      100           5,287,000
       Corporate-Backed Trust Certificates
       Series LMG 2001-32                                                 73           1,988,520
       Equity Residential
       Series N*                                                         200           5,070,000
                                                                                   --------------
                                                                                      12,345,520
                                                                                   --------------

Communications-4.3%
       Centaur Funding Corp. (Cayman Islands)
       Series B (a)                                                   28,280          37,046,800
                                                                                   --------------
       Total Preferred Stocks
       (cost $40,466,965)                                                             49,392,320
                                                                                   --------------

U.S. GOVERNMENT & GOVERNMENT SPONSORED AGENCY
OBLIGATIONS-0.2%
U.S. Treasury Note-0.2%
       U.S. Treasury Note
       2.50%, 10/31/06 (c)
       (cost $1,982,642)                                               2,000           1,981,328
                                                                                   --------------

SHORT-TERM INVESTMENT-0.1%
Time Deposit-0.1%
       State Street Euro Dollar
       1.60%, 1/03/05
       (cost $554,000)                                                   554             554,000
                                                                                   --------------

       Total Investments Before Securitiy Lending Collateral
       (cost $ 803,672,066)                                                          867,197,354
                                                                                   --------------

                                                                   Shares or
                                                                   Principal
                                                                      Amount
                                                                       (000)
------------------------------------------------------------------------------------------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED-11.6%
Short-Term Investments
       AIG Corp.
       2.28%, 05/15/05                                             $   3,000       $   3,178,447
       Bank of America Corp.
       2.22%-2.23%, 05/15/05-05/16/05                                  6,285           6,636,092
       Bradford & Bingley PLC
       2.08%, 01/18/05                                                15,000          14,923,238
       Deutsche Bank
       2.18%, 01/03/05                                                10,000           9,998,183
       Federal Home Loan Bank
       1.27%-1.35%, 04/26/05-04/29/05                                 20,000          20,000,000
       HSBC
       2.09%, 02/15/05                                                 3,000           3,098,977
       Morgan Stanley
       2.07%-2.39%, 03/18/05-04/19/05                                 30,000          30,000,000
       UBS Private Money Market Fund, LLC
       2.16%                                                         772,663             772,663
       Vodafone Plc
       2.15%-2.49%, 02/15/05                                          12,235          12,627,284

       Total Investment of Cash Collateral for Securities Loaned
       (cost $101,234,884)                                                           101,234,884

       Total Investments-110.8%
       (cost $904,906,950)                                                           968,432,238
       Other assets less liabilities - (10.8%)                                       (94,085,068)
                                                                                   --------------

       Net Assets - 100%                                                           $ 874,347,170
                                                                                   --------------

INTEREST RATE SWAP CONTRATCS
                                                           Rate Type
                                                --------------------------------
                                   Notional       Payments          Payments         Unrealized
        Swap           Amount    Termination       made by         received by      Appreciation
    Counterparty        (000)        Date       the Portfolio     the Portfolio    (Depreciation)
-------------------------------------------------------------------------------------------------
                                                                    85.10% of
  J. P. Morgan ++      150,000     09/30/10        4.216%        3 Month LIBOR+    $     739,034

                                                                    85.10% of
  J. P. Morgan         115,000     09/01/14        4.692%        3 Month LIBOR+       (2,411,173)

                                                                    85.10% of
  J. P. Morgan ++      100,000     09/30/14        4.725%        3 Month LIBOR+          339,452

                                                                    85.10% of
  J. P. Morgan +++     36,000      12/16/34        5.362%        3 Month LIBOR+          (28,314)

+     LIBOR (London Interbank Offered Rate).
++ Represents a forward interest rate swap whose effective date for the exchange of cash flows is September 30, 2005.
+++ Represents a forward interest rate swap whose effective date for the exchange of cash flows is Decemeber 16, 2005.

REVERSE REPURCHASE AGREEMENTS

Broker                                 Interest Rate     Maturity      Amount
-------------------------------------------------------------------------------
Deutsche Alex Brown                        2.463%        1/3/2005    $1,280,088

*     Represents entire or partial securities out on loan.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the aggregate market value of these securities amounted to $210,463,601 or 24.1% of net assets.
(b) Positions, or portions thereof, with an aggregate market value of $1,395,328 have been segregated to collateralize reverse repurchase agreements.
(c) Represents entire or partial position segregated as collateral for interest rate swaps.

ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2004  (unaudited)

                                                                     Principal
                                                                        Amount
                                                                         (000)        U.S. $ Value
--------------------------------------------------------------------------------------------------
U.S. GOVERNMENT & GOVERNMENT SPONSORED AGENCY OBLIGATIONS-107.2%
U.S. Treasury Notes-44.9%
2.375%, 8/15/06 (a)                                                  $ 151,000      $  149,566,708
3.00%, 2/15/09 *                                                        65,600          64,393,091
3.25%, 1/15/09 *                                                        28,600          28,351,981
3.375%, 11/15/08 *                                                      80,250          80,033,726
3.875%, 5/15/09 *                                                       28,545          28,965,382
4.00%, 6/15/09-2/15/14 *                                                69,500          69,197,905
4.25%, 8/15/13-8/15/14                                                  42,760          42,995,212
4.75%, 5/15/14 *                                                        57,385          59,801,425
                                                                                    --------------
                                                                                       523,305,430
                                                                                    --------------

U.S. Treasury Bonds-33.9%
5.375%, 2/15/31 *                                                       28,500          30,817,848
6.25%, 8/15/23-5/15/30 *                                                66,300          78,440,046
6.375%, 8/15/27 *                                                       40,000          48,031,240
7.125%, 2/15/23 (a)*                                                    45,000          57,422,475
7.25%, 5/15/16                                                          20,000          25,034,380
7.50%, 11/15/16 *                                                       48,000          61,340,640
11.25%, 2/15/15                                                         20,000          31,438,280
12.50%, 8/15/14 *                                                       45,150          62,121,795
                                                                                    --------------
                                                                                       394,646,704
                                                                                    --------------

Federal National Mortgage Association-22.8%
2.90%, 10/25/42                                                          4,753           4,739,584
4.00%, 1/25/27                                                           7,110           7,101,112
4.50%, 4/25/13                                                          11,401           1,154,374
4.60%, 11/01/34                                                         25,460          25,701,870
5.00%, 4/25/13-10/25/33                                                 46,409          28,909,814
5.50%, 6/25/31                                                           5,037           5,010,304
5.50%, TBA                                                              93,065          95,381,181
6.00%, 12/01/13-5/25/30                                                 19,661          20,416,446
6.50%, 9/25/42-1/25/44                                                   8,837           9,290,169
7.00%, 4/01/07-1/01/21                                                  50,819          53,592,583
7.50%, 12/01/09-4/01/17                                                  6,530           6,886,104
8.50%, 4/01/08                                                           1,086           1,102,360
9.00%, 8/01/21                                                             453             487,184
10.00%, 11/01/13-10/01/14                                                5,270           5,771,403
11.00%, 7/01/16                                                            646             719,245
                                                                                    --------------
                                                                                       266,263,733
                                                                                    --------------

Federal Home Loan Mortgage Corp.-3.3%
5.00%, 6/15/14-2/15/30                                                  33,766          20,355,727
5.50%, 7/15/17                                                          10,795          11,192,364
6.50%, 3/15/28                                                           3,823           3,994,453
7.00%, 12/01/10                                                          1,794           1,868,528
8.00%, 9/01/11                                                             957             983,312
                                                                                    --------------
                                                                                        38,394,384
                                                                                    --------------

Government National Mortgage Association-2.3%
Single Family Homes
7.00%, 12/15/26                                                      $   4,874      $    5,208,884
7.50%, 12/15/14                                                         11,904          12,693,591
8.00%, 3/15/12                                                           5,492           5,830,413
8.15%, 9/15/20                                                             698             748,383
9.00%, 12/15/09-12/15/19                                                 1,776           1,901,292
                                                                                    --------------
                                                                                        26,382,563
                                                                                    --------------
Total U.S. Government & Government Sponsored Agency
Obligations
(cost $1,238,127,255)                                                                1,248,992,814
                                                                                    --------------

COLLATERALIZED MORTGAGE OBLIGATIONS-11.0%
Bank America Funding Corp.
Series 2004-B Cl.5A1
5.24%, 11/20/34                                                          5,739           5,820,124
Bear Stearns Trust
Series 2004-11 Cl.2A3
5.06%, 11/25/34                                                          5,597           5,659,720
Countrywide Alternative Loan Trust
Series 2004-29CB Cl.A6
4.00%, 1/25/35                                                           8,179           8,127,273
Countrywide Home Loans
Series 2004-14 Cl.2A3
4.80%, 8/25/34                                                          11,825          11,943,250
Series 2004-22 Cl.A1
5.193%, 11/25/34                                                         5,250           5,324,693
Master Adjustable Rate Mortgages Trust
Series 2004-8 Cl.5A1
4.802%, 8/25/34                                                          5,466           5,509,741
Master Asset Securitization Trust
Series 2004-9 Cl.3A1
5.25%, 7/25/34                                                           7,473           7,522,234
Merrill Lynch Mortgage Investors, Inc.
Series 2004-A2 Cl.1A
3.831%, 7/25/34                                                          5,790           5,775,154
MLCC Mortgage Investors, Inc.
Series 2003-F Cl.A1
2.738%, 10/25/28                                                        16,405          16,433,087
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR Cl.4A1
5.461%, 10/25/34                                                         5,393           5,490,897
Residential Asset Mortgage Products, Inc.
Series 2004-SL2 Cl.A2
6.50%, 10/25/31                                                          8,689           8,896,276
Residential Asset Securitization Trust
Series 2003-A15 Cl.B2
5.583%, 2/25/34                                                          1,831           1,787,614
SASCO Net Interest Margin Trust
Series 2004-9XS Cl.A
5.25%, 5/28/34 (b)                                                       3,345           3,328,154
Structured Asset Securities Corp.
Series 2003-6A Cl.B3
5.528%, 3/25/33                                                          3,337           3,290,366
Series 2002-3 Cl.B3
6.50%, 3/25/32                                                           3,442           3,468,486
Washington Mutual MSC Mortgage Pass-Though
Series 2002-MS12 Cl.A
6.50%, 5/25/32                                                           7,387           7,507,302
Wells Fargo Mortgage Backed Securities Trust
Series 2004-S Cl.A1
3.54%, 9/25/34                                                           6,655           6,514,849

Series 2004-P Cl.2A1
4.28%, 9/25/34                                                       $   4,655      $    4,640,754
Series 2004-W Cl.A1
4.63%, 11/25/34                                                          5,291           5,311,532
Series 2004-1Cl.A29
5.50%, 2/25/34                                                           5,890           5,959,699
                                                                                    --------------
Total Collateralized Mortgage Obligations
(cost $128,708,580)                                                                    128,311,205
                                                                                    --------------

ASSET BACKED SECURITIES-3.3%
Fixed Rate - 0.8%
Countrywide Asset-Backed Certificates
Series 2004-2N Cl.N1
5.00%, 2/25/35 (b)                                                       3,045           3,045,334
Residential Asset Mortgage Products, Inc.
Series 2004-SP2 Cl.A21
6.00%, 1/25/32                                                           6,428           6,532,536
                                                                                    --------------
                                                                                         9,577,870
                                                                                    --------------
Adjustable Rate - 2.5%
Bayview Financial Acquisition Trust
Series 2003-E Cl.A
2.92%, 10/28/34                                                         13,528          13,568,390
Winston Funding, Ltd.
Series 2003-1 Cl.A2
3.00%, 4/23/09 (b)                                                      15,000          15,046,950
                                                                                    --------------
                                                                                        28,615,340
                                                                                    --------------
Total Asset Backed Securities
(cost $38,127,200)                                                                      38,193,210
                                                                                    --------------

STRIPPED MORTGAGE BACKED SECURITIES-1.9%
Credit Suisse First Boston Mortgage
Series 2001-CK3 Cl.AX
1.01%, 6/15/34 (b)                                                      37,549           1,877,828
Series 2004-R2 Cl.A1
5.36%, 12/28/33 (b)                                                      4,796           4,544,189
Morgan Stanley Capital I
Series 2003-IQ4 Cl.X1
zero coupon, 5/15/40 (b)                                               100,224           3,595,025
Mortgage Capital Funding, Inc.
Series 1996-MC2 Cl.X
zero coupon, 12/21/26                                                   46,555           1,760,250
Prudential Securities Secured Financing Corp.
Series 1999-NRF1 Cl.AEC
zero coupon, 11/01/31 (b)                                              303,491           9,559,978
SACO I, Inc.
Series 1997-2 Cl.X
1.66%, 8/25/36 (b)                                                      18,409             333,756
                                                                                    --------------

Total Stripped Mortgage Backed Securities
(cost $32,100,961)                                                                      21,671,026
                                                                                    --------------

COMMERCIAL MORTGAGE BACKED SECURITIES-1.8%
Asset Securitization Corp.
Series 1997-MD7 Cl.A1B
7.41%, 1/13/30                                                          16,847          17,677,052
Commercial Mortgage Acceptance Corp.
Series 1997-ML1 Cl.A2
6.53%, 12/15/30                                                          3,833           3,876,203
                                                                                    --------------

Total Commerical Mortgage Backed Securities
(cost $20,635,949)                                                                      21,553,255
                                                                                    --------------

SHORT-TERM INVESTMENTS-1.2%
U.S. Treasury Bill
zero coupon, 2/24/05 (c)                                             $   3,000      $    2,990,662
                                                                                    --------------

Repuchase Agreement
State Street Bank & Trust Co.,
2.00% dated 12/31/04, due 01/03/05 in the amount of
$11,331,888 (cost $11,330,000; collateralized by $11,445,000
FHLMC, 5.00%, due 04/01/14, value $11,559,450)                          11,330          11,330,000
                                                                                    --------------

Total Short-Term Investments
(amortized cost $14,320,662)                                                            14,320,662
                                                                                    --------------

Total Investment Before Security Lending Collateral
(cost $1,472,020,607)                                                                1,473,042,172
                                                                                    --------------

                                                                     Shares or
                                                                     Principal
                                                                        Amount
                                                                         (000)
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED-37.5%
Short-Term Investments
ASB Bank
2.318%, 2/2/05                                                          60,000          59,784,400
Bayerische Landesbank
2.43%, 1/14/05                                                           1,280           1,303,414
Bradford & Bingley PLC
2.081%-2.377%, 1/07/05-1/28/05                                          45,200          45,062,675
Deutsche Bank
2.18%, 1/3/05                                                           10,000           9,998,183
Federal Home Loan Bank
1.27%-1.35%, 4/26/05-4/29/05                                            32,500          32,500,000
Federal National Mortgage Association
1.33%, 2/23/05                                                          50,000          50,000,000
Gotham Funding
2.385-2.405%, 1/12/05-1/18/05                                          101,715         101,502,478
Morgan Stanley
2.07-2.39%, 1/28/05 - 4/19/05                                           85,000          84,928,500
UBS Finance
2.931%, 1/4/05                                                          50,000          49,976,764
UBS Private Money Market Fund, LLC
2.16%                                                                1,777,543           1,777,543
                                                                                    --------------

Total Investment of Cash Collateral For Securities Loaned
(amortized cost $436,833,957)                                                          436,833,957
                                                                                    --------------

Total Investments-163.9%
(cost $1,908,854,564)                                                                1,909,876,129
Other assets less liabilities-(63.9%)                                                 (744,254,872)
                                                                                    --------------

Net Assets-100%                                                                     $1,165,621,257
                                                                                    --------------

FINANCIAL FUTURES CONTRACT SOLD
                                                                          Value at                 Unrealized
                             Number of   Expiration     Original        December 31,              Appreciation/
Type                         Contracts     Month         Value              2004                 (Depreciation)
-------------------------------------------------------------------------------------------------------------------------
Interest Rate
   Swap 5 Yr
   Future                       200     March 2005     $ 21,670,895      $ 21,681,250               $   (10,355)
Interest Rate
   Swap 10 Yr
   Future                      1,095    March 2005      119,613,541       120,757,969                (1,144,428)
U.S. Treasury
   Bond 30 Yr
   Future                       152     March 2005       17,156,255        17,100,000                    56,255
                                                                                                    ------------
                                                                                                    $(1,098,528)
                                                                                                    ============

REVERSE REPURCHASE AGREEMENTS

        Broker                     Interest Rate   Maturity           Amount
-------------------------------------------------------------------------------
Citigroup Global Markets              1.95%        01/04/05        $ 48,935,601
Citigroup Global Markets              1.85         01/04/05         150,653,961
                                                                   ------------
                                                                   $199,589,562
                                                                   ============

      *     Represents entire or partial securities out on loan.
      (a) Positions, or portions thereof, with an aggregate market value of $198,056,817 have been segregated to collateralize reverse repurchase agreements.
      (b) Security exempt from Registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 2004, the aggregate market value of these securities amounted to $41,331,214 representing 3.6% of net assets.
      (c) Position, or a portion thereof, with a market value of $2,990,662 has been segregated to collateralize margin requirements for open futures contracts.

            Glossary:

            FHLMC - Federal Home Loan Mortgage Corp.
            TBA - (To Be Assigned) - Securities are purchased on a forward commitment with an appropriate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.      DESCRIPTION OF EXHIBIT
      -----------      ----------------------

      11(a)(1)         Certification of Principal Executive Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)         Certification of Principal Financial Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Bond Fund, Inc.

By:    /s/ Marc O. Mayer
       -----------------
       Marc O. Mayer
       President

Date: February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Marc O. Mayer
       -----------------
       Marc O. Mayer
       President

Date:  February 28, 2005

By:    /s/ Mark D. Gersten
       -------------------
       Mark D. Gersten
       Treasurer and Chief Financial Officer

Date: February 28, 2005